Baird Chautauqua Global Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Canada - 6.8%
Insurance - 2.4%
Fairfax Financial Holdings Ltd.	7,255	$9,160,520
		$–
Software - 4.4%
Constellation Software, Inc.	5,178	16,790,013
Total Canada		25,950,533

China - 9.2%
Biotechnology - 2.3%
BeiGene Ltd. - ADR (a)	40,265	9,039,895
		$–
Broadline Retail - 3.8%
Alibaba Group Holding Ltd. - ADR	43,443	4,610,171
Prosus NV	225,606	9,846,454
		14,456,625
Life Sciences Tools & Services - 0.9%
Wuxi Biologics Cayman, Inc. (a)(b)	1,503,389	3,323,768
		$–
Real Estate Management & Development - 2.2%
KE Holdings, Inc. - ADR	434,127	8,643,469
Total China		35,463,757

Denmark - 7.6%
Biotechnology - 1.9%
Genmab AS (a)	29,702	7,200,769
		$–
Health Care Equipment & Supplies - 2.2%
Coloplast AS - Class B	65,084	8,483,409
		$–
Pharmaceuticals - 3.5%
Novo Nordisk AS - ADR	112,341	13,376,443
Total Denmark		29,060,621

France - 2.6%
Aerospace & Defense - 2.6%
Safran SA	42,594	10,023,365

Hong Kong - 1.1%
Capital Markets - 1.1%
Hong Kong Exchanges & Clearing Ltd.	101,605	4,150,601

India - 5.6%
Banks - 2.6%
HDFC Bank Ltd. - ADR	158,570	9,920,139
		$–
IT Services - 3.0%
Tata Consultancy Services Ltd.	230,138	11,718,280
Total India		21,638,419

Indonesia - 2.5%
Banks - 2.5%
Bank Rakyat Indonesia Persero Tbk PT	29,764,348	9,734,799

Italy - 1.0%
Passenger Airlines - 1.0%
Ryanair Holdings PLC - ADR	84,023	3,796,137

Japan - 8.8%
Automobiles - 2.2%
Suzuki Motor Corp.	738,481	8,315,215
		$–
Electronic Equipment, Instruments & Components - 2.4%
Keyence Corp.	19,026	9,118,442
		$–
Machinery - 2.0%
FANUC Corp.	264,102	7,756,785
		$–
Professional Services - 2.2%
Recruit Holdings Co. Ltd.	140,840	8,556,369
Total Japan		33,746,811

Netherlands - 6.0%
Financial Services - 3.2%
Adyen NV (a)(b)	7,914	12,390,339
		$–
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	12,757	10,629,770
Total Netherlands		23,020,109

Singapore - 5.0%
Banks - 2.2%
DBS Group Holdings Ltd.	287,120	8,502,862
		$–
Entertainment - 2.8%
Sea Ltd. - ADR (a)	115,400	10,879,912
Total Singapore		19,382,774

Switzerland - 1.0%
Software - 1.0%
Temenos AG	54,247	3,798,051

Taiwan, Province Of China - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,494	13,458,383

United States - 37.0%(c)
Biotechnology - 5.5%
Incyte Corp. (a)	125,459	8,292,840
Regeneron Pharmaceuticals, Inc. (a)	12,360	12,993,326
		21,286,166
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	61,593	11,476,624
		$–
Capital Markets - 2.3%
Charles Schwab Corp.	134,659	8,727,250
		$–
Commercial Services & Supplies - 3.6%
Waste Connections, Inc.	77,602	13,876,790
		$–
Financial Services - 4.1%
Mastercard, Inc. - Class A	32,193	15,896,903
		$–
Independent Power and Renewable Electricity Producers - 2.4%
Brookfield Renewable Corp. - Class A	276,739	9,038,296
		$–
Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A	77,033	12,775,923
		$–
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	24,504	3,195,566
		$–
Semiconductors & Semiconductor Equipment - 6.9%
Micron Technology, Inc.	87,676	9,092,878
NVIDIA Corp.	101,244	12,295,071
Universal Display Corp.	23,583	4,950,072
		26,338,021
Software - 1.7%
Atlassian Corp. - Class A (a)	40,210	6,385,750
		$–
Specialty Retail - 3.4%
TJX Cos., Inc.	109,705	12,894,726
Total United States		141,892,015
TOTAL COMMON STOCKS (Cost $274,050,761)		375,116,375

WARRANTS - 0.0%(d)	Contracts	Value
Canada - 0.0%(d)
Software — 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%	Shares
First American Government Obligations Fund - Class U, 4.84% (f)	8,528,119	8,528,119
TOTAL SHORT-TERM INVESTMENTS (Cost $8,528,119)		8,528,119

TOTAL INVESTMENTS - 99.9% (Cost $282,578,880)		383,644,494
Other Assets in Excess of Liabilities - 0.1%		290,929
TOTAL NET ASSETS - 100.0%		$383,935,423

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $15,714,107 or 4.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Chautauqua Global Growth Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Chautauqua Global Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$252,196,867	$122,919,508	$–		$375,116,375
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	8,528,119	–	–		8,528,119
Total Investments	$260,724,986	$122,919,508	$–	(a)	$383,644,494

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.